T. ROWE PRICE INTERNATIONAL STOCK FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 0.7%
Common Stocks 0.7%
South32	33,114,392	48,620
Treasury Wine Estates	7,248,663	55,653
Total Australia (Cost $88,587)		104,273

AUSTRIA 0.7%
Common Stocks 0.7%
Erste Group Bank (1)	4,688,718	104,949
Total Austria (Cost $148,684)		104,949

BELGIUM 0.4%
Common Stocks 0.4%
Galapagos (1)	322,185	59,837
Total Belgium (Cost $34,532)		59,837

BRAZIL 1.1%
Common Stocks 1.1%
Banco Bradesco, ADR (USD)	571,952	2,414
StoneCo, Class A (USD) (1)(2)	1,305,516	62,286
Suzano (1)	3,007,869	24,356
XP, Class A (USD) (1)	1,425,209	66,272
Total Brazil (Cost $91,466)		155,328

CANADA 2.1%
Common Stocks 2.1%
Magna International (USD)	2,957,625	136,553
Seven Generations Energy, Class A (1)(3)	19,750,741	54,116
TMX Group	1,145,829	117,128
Total Canada (Cost $416,535)		307,797

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
CAYMAN ISLANDS 0.2%
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost: $14,875
(USD) (1)(4)(5)	301,796	24,919
Total Cayman Islands (Cost $14,875)		24,919

CHINA 8.8%
Common Stocks 6.6%
58. com, ADR (USD) (1)	1,775,063	98,285
Alibaba Group Holding, ADR (USD) (1)	1,928,423	484,073
Baidu, ADR (USD) (1)	906,791	108,271
China Mengniu Dairy (HKD)	18,617,000	87,360
Tencent Holdings (HKD)	2,808,600	192,665
		970,654
Common Stocks - China A Shares 2.1%
BTG Hotels Group, A Shares (CNH)	17,550,759	44,369
Gree Electric Appliances of Zhuhai, A Shares (CNH)	16,071,386	130,735
Kweichow Moutai, A Shares (CNH)	523,440	125,661
		300,765
Convertible Preferred Stocks 0.1%
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost:
$15,060 (USD) (1)(4)(5)	549,113	20,696
		20,696
Total China (Cost $675,424)		1,292,115

FRANCE 6.6%
Common Stocks 6.6%
Air Liquide	544,194	89,509
Dassault Aviation (1)	162,149	132,968
EssilorLuxottica (1)	1,449,873	193,116
LVMH Moet Hennessy Louis Vuitton	94,189	40,958
Sanofi	1,872,163	196,572
Thales	4,328,522	312,916
Total France (Cost $1,055,225)		966,039

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

GERMANY 5.6%
Common Stocks 5.4%
Bayer	3,497,047	232,322
Evotec (1)(2)	3,394,322	89,806
Knorr-Bremse	756,348	88,498
MorphoSys (1)	310,417	39,849
SAP	1,394,424	220,115
TeamViewer (1)	1,492,003	80,676
Zalando (1)	622,847	44,964
		796,230
Preferred Stocks 0.2%
Sartorius (6)	59,545	22,911
		22,911
Total Germany (Cost $715,889)		819,141

HONG KONG 2.0%
Common Stocks 2.0%
AIA Group	26,504,600	238,990
CK Hutchison Holdings	9,383,572	61,273
Total Hong Kong (Cost $204,726)		300,263

INDIA 3.7%
Common Stocks 3.7%
Axis Bank	16,990,669	98,026
Housing Development Finance	8,873,964	211,584
Kotak Mahindra Bank	1,669,951	30,421
Maruti Suzuki India	913,022	76,277
NTPC	108,456,571	125,881
Total India (Cost $494,911)		542,189

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
INDONESIA 2.0%

Common Stocks 2.0%
Bank Central Asia	80,778,400	173,025
Sarana Menara Nusantara	1,505,751,800	117,342
Total Indonesia (Cost $123,822)		290,367

ITALY 1.1%

Common Stocks 1.1%
Banca Mediolanum	10,868,915	80,982
DiaSorin	401,419	79,181
Total Italy (Cost $133,729)		160,163

JAPAN 14.7%

Common Stocks 14.7%
Daiichi Sankyo	992,500	87,823
Disco	223,900	54,259
en-japan	1,135,100	27,334
Fujitsu General	5,325,800	130,526
Hoshizaki	689,600	52,569
Kansai Paint (2)	2,775,000	53,183
Kao	975,400	70,759
Mitsubishi Electric	5,308,100	69,292
Murata Manufacturing	2,450,300	157,384
Nippon Telegraph & Telephone	10,814,000	251,009
ORIX	1,805,100	19,522
Otsuka Holdings	4,822,700	200,014
Outsourcing	5,864,100	32,428
Pan Pacific International Holdings	3,361,600	76,191
Persol Holdings	6,399,300	80,902
Seven & i Holdings	3,503,400	105,871
Shimadzu (2)	1,698,400	43,342
Stanley Electric	3,578,400	85,720
Suzuki Motor	1,493,300	49,000
Takeda Pharmaceutical	7,419,811	269,093

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Terumo	1,133,200	42,870
Z Holdings	37,569,100	199,783
Total Japan (Cost $1,942,987)		2,158,874

NETHERLANDS 8.7%
Common Stocks 8.7%
Adyen (1)	31,824	53,401
Akzo Nobel	1,560,910	147,077
ASML Holding	579,943	206,192
Koninklijke Philips (1)(7)	5,134,347	265,297
Prosus (1)	2,795,316	272,060
Unilever	5,657,615	334,311
Total Netherlands (Cost $880,757)		1,278,338

PERU 0.6%
Common Stocks 0.6%
Credicorp (USD)	641,896	81,630
Total Peru (Cost $120,971)		81,630

PHILIPPINES 0.3%
Common Stocks 0.3%
SM Investments	2,731,345	49,869
Total Philippines (Cost $44,610)		49,869

POLAND 0.6%
Common Stocks 0.6%
Powszechny Zaklad Ubezpieczen	11,213,469	80,833
Total Poland (Cost $107,353)		80,833

PORTUGAL 2.4%
Common Stocks 2.4%
Galp Energia	17,458,615	182,806

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Jeronimo Martins	9,674,761	162,210
Total Portugal (Cost $411,965)		345,016

RUSSIA 0.5%
Common Stocks 0.5%
Sberbank of Russia, ADR (USD) (1)	6,356,132	75,424
Total Russia (Cost $63,548)		75,424

SOUTH AFRICA 2.8%
Common Stocks 2.8%
Capitec Bank Holdings	680,409	35,205
Naspers, N Shares	2,042,346	371,608
Total South Africa (Cost $455,699)		406,813

SOUTH KOREA 5.4%
Common Stocks 5.4%
LG Household & Health Care	81,720	94,250
NAVER	1,564,417	397,443
Samsung Electronics	6,137,050	299,941
Total South Korea (Cost $373,485)		791,634

SPAIN 0.4%
Common Stocks 0.4%
Amadeus IT Group, A Shares	1,038,049	51,835
Total Spain (Cost $37,343)		51,835

SWEDEN 2.2%
Common Stocks 2.2%
Assa Abloy, B Shares	2,087,159	46,076
Essity, B Shares (1)	4,438,821	146,456
Swedbank, A Shares (1)	8,366,632	135,860
Total Sweden (Cost $246,421)		328,392

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
SWITZERLAND 7.3%
Common Stocks 7.3%
Alcon (1)	1,420,107	85,830
Julius Baer Group	3,865,070	169,676
Lonza Group (7)	460,736	288,115
Nestle	2,424,267	288,298
Roche Holding	445,388	154,263
Temenos (2)(7)	563,121	83,220
Total Switzerland (Cost $721,088)		1,069,402

TAIWAN 3.0%
Common Stocks 3.0%
Taiwan Semiconductor Manufacturing	30,349,000	441,687
Total Taiwan (Cost $84,186)		441,687

THAILAND 0.7%
Common Stocks 0.7%
CP ALL (1)	47,164,700	102,720
Total Thailand (Cost $66,915)		102,720

UNITED ARAB EMIRATES 1.2%
Common Stocks 1.2%
First Abu Dhabi Bank	20,763,044	62,963
Network International Holdings (GBP) (1)	21,665,827	114,358
Total United Arab Emirates (Cost $188,485)		177,321

UNITED KINGDOM 5.1%
Common Stocks 4.9%
Amcor, CDI (AUD)	13,431,956	137,956
Burberry Group	4,967,097	80,933
Farfetch, Class A (USD) (1)(2)(7)	2,228,823	57,125
Hiscox	8,640,637	88,169
HomeServe	5,872,077	101,657

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
London Stock Exchange Group	1,825,088	201,598
Smith & Nephew	2,633,608	51,981
		719,419
Convertible Preferred Stocks 0.2%
Roofoods, Series G, Acquisition Date: 5/16/19, Cost: $28,453
(USD) (1)(4)(5)	68,085	28,453
		28,453
Total United Kingdom (Cost $598,043)		747,872

UNITED STATES 7.0%
Common Stocks 7.0%
Booking Holdings (1)	46,129	76,672
Linde (EUR)	868,024	211,258
NXP Semiconductors (7)	2,022,976	237,760
Philip Morris International (2)	3,867,491	297,062
Royalty Pharma, Class A (1)(2)	428,698	18,456
Visa, Class A (2)	486,189	92,570
Waste Connections (2)	869,278	88,988
Total United States (Cost $756,941)		1,022,766

SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 0.13% (3)(8)	286,046,318	286,046
Total Short-Term Investments (Cost $286,046)		286,046

SECURITIES LENDING COLLATERAL 1.7%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.7%
Short-Term Funds 1.7%
T. Rowe Price Short-Term Fund, 0.25% (3)(8)	25,486,416	254,864
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		254,864
Total Securities Lending Collateral (Cost $254,864)		254,864

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 101.6%
(Cost $11,840,112)	$14,878,716
Other Assets Less Liabilities (1.6)%	(232,586)
Net Assets 100.0%	$14,646,130

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2020.
(3)	Affiliated Companies
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $74,068 and represents 0.5% of net assets.
(5)	Level 3 in fair value hierarchy.
(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7)	All or a portion of this security is pledged to cover or as collateral for written call options at July 31, 2020.
(8)	Seven-day yield
ADR	American Depositary Receipts
AUD	Australian Dollar
CDI	CHESS or CREST Depositary Interest
CNH	Offshore China Renminbi
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
OTC	Over-the-counter
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty	Description	Contracts	Notional Amount	$ Value
JPMorgan
Chase	Farfetch, Call, 10/16/20 @ $26.00	3,170	8,125	(1,111)
JPMorgan
Chase	Farfetch, Call, 10/16/20 @ $25.00	1,705	4,370	(669)
Morgan	Koninklijke Philips, Call, 8/21/20 @
Stanley	48.00 (EUR)	1,451	6,365	(22)
JPMorgan	Lonza Group, Call, 8/21/20 @ 590.00
Chase	(CHF)	1,221	6,983	(73)
JPMorgan	NXP Semiconductors, Call, 9/18/20 @
Chase	$120.00	2,512	29,524	(1,325)
JPMorgan	NXP Semiconductors, Call, 1/15/21 @
Chase	$150.00	1,484	17,441	(390)
JPMorgan	NXP Semiconductors, Call, 9/18/20 @
Chase	$130.00	1,279	15,032	(235)
JPMorgan	NXP Semiconductors, Call, 1/15/21 @
Chase	$140.00	295	3,467	(135)
JPMorgan	NXP Semiconductors, Call, 1/15/21 @
Chase	$145.00	295	3,467	(103)
Goldman	Temenos, Call, 9/18/20 @ 160.00
Sachs	(CHF)	468	6,325	(50)
Total Options Written (Premiums $(5,100))				$(4,111)

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INTERNATIONAL STOCK FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
JPMorgan Chase	8/14/20	USD	73,281	JPY	7,826,657 $	(668)
Net unrealized gain (loss) on open forward
currency exchange contracts						$(668)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate		(Loss)			Gain/Loss	Income
Fujitsu General		$650			$34,679	$695
Seven Generations Energy,
Class A		(2,439)			(52,843)	—
T. Rowe Price Government
Reserve Fund		—			—	1,855
T. Rowe Price Short-Term Fund		—			—	—++
Totals		$(1,789	) #		$(18,164)	$2,550+

Supplementary Investment Schedule
	Value	Purchase			Sales	Value
Affiliate	10/31/19	Cost			Cost	7/31/20
Fujitsu General	$101,590		$	— $	5,743$	*
Seven Generations Energy,
Class A	102,275	11,090			6,406	54,116
T. Rowe Price Government
Reserve Fund	328,975			¤	¤	286,046
T. Rowe Price Short-Term
Fund	41,146			¤	¤	254,864
Total						$595,026^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $2,550 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $722,689.
*	On the date indicated, issuer was held but not considered an affiliated company.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INTERNATIONAL STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in
Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value

T. ROWE PRICE INTERNATIONAL STOCK FUND

of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks		$1,908,417$	12,332,410$	— $	14,240,827
Convertible Preferred Stocks		—	—	74,068	74,068
Preferred Stocks		—	22,911	—	22,911
Short-Term Investments		286,046	—	—	286,046
Securities Lending Collateral		254,864	—	—	254,864
Total		$2,449,327$	12,355,321$	74,068$	14,878,716
Liabilities
Options Written	$	— $	4,109$	— $	4,109
Forward Currency Exchange Contracts		—	668	—	668
Total	$	— $	4,777$	— $	4,777